Leases - Future Undiscounted Cash Flows on Operating Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 309
2021	319
2022	290
2023	250
2024	252
Thereafter	26,211
Total undiscounted lease payments	$ 27,631